CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 690	$ 5,745	$ 2,689
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,551	5,500	6,129
Compensation related to employees' share option plan	747	869	1,170
Interest payments and debt adjustment	(2,286)	(2,169)	(3,044)
Deferred income taxes, net	1,451	1,080	1,085
Decrease (increase) in trade receivables, net	6,927	(5,613)	(4,673)
Decrease (increase) in inventories	(6,427)	(2,780)	16,114
Increase in finished goods used in operations	(2,794)	(3,129)	(2,845)
Decrease in prepaid expenses and other receivables	876	1,249	879
Increase (decrease) in trade payables	2,539	9,280	(58)
Increase (decrease) in other accounts payable and accrued expenses (including short and long-term deferred revenues)	(693)	4,029	(848)
Increase (decrease) in accrued post-employment benefits, net	161	149	(938)
Increase (decrease) in other long-term liabilities	(1,298)	1,022	2,589
Other, net	(206)	70	(292)
Net cash provided by operating activities	4,238	15,302	17,957
Cash flows from investing activities:
Purchase of property and equipment	(2,773)	(2,109)	(1,912)
Investment in short-term and long-term bank deposits	(3,591)	(25,407)	(15,000)
Proceeds from maturity of short term bank deposits	17,514	19,333
Net cash provided by (used in) investing activities	11,150	(8,183)	(16,912)
Cash flows from financing activities:
Issuance of share capital, net			14,862
Proceeds from exercise of share options	14		5
Repayments of long-term loans from bank	(10,000)	(8,000)	(10,148)
Net cash provided by (used in) financing activities	(9,986)	(8,000)	4,719
Effect of exchange rate change on cash and cash equivalents	(61)	302	78
Increase (decrease) in cash and cash equivalents	5,341	(579)	5,842
Cash and cash equivalents at the beginning of the year	25,682	26,261	20,419
Cash and cash equivalents at the end of the year	31,023	25,682	26,261
Supplemental disclosure of cash flow activities:
Cash paid during the year for interest	4,085	3,916	4,280
Cash paid during the year for taxes	1,120	738	1,291
Non cash transactions:
Fair value of the modified bank warrants which was deducted from bank debt as part of restructuring			2,491
Fair value of cash fee which was deducted from bank debt as part of restructuring			$ 526